Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0001114448
Registrant Name	NOVARTIS AG
Registration File Number	333-282133
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES